Supplementary Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Supplemental Cash Flow Information

	For the year ended December 31,
	2018	2017
Change in non-cash working capital items
Accounts receivable	7,018	(9,199)
Inventories	653	16,324
Prepaids	7	(203)
Accounts payable and accrued liabilities	(1,778)	8,995
Interest payable	40	(21)
Income tax payable	(4,139)	(2,275)
Income tax received	92	-
	1,893	13,621
Non-cash investing and financing activities
Share purchase warrants issued (Note 18)	-	1,876
Assets acquired under capital lease	-	13,059
Share purchase warrants exercised	-	(830)